Asset Impairment (Tables) (Predecessor)	12 Months Ended
Dec. 31, 2014
Predecessor
Asset Impairment
Schedule of impairment charges and fair value adjustments on flight equipment sold or to be disposed

	Predecessor
					Years Ended December 31,
	Period beginning January 1, 2014 and ending May 13, 2014
					2013			2012
(Dollars in millions)	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
Impairment charges and fair value adjustments on aircraft likely to be sold or sold (including sales-type leases)	3		$21.2		19	$95.0	(a)	10	$43.3
Fair value adjustments on held for sale aircraft sold or transferred from held for sale back to flight equipment	—		—		—	—		4	4.1
Impairment charges on aircraft intended to be or designated for part-out	9	(b)	28.0	(c)	25	143.6	(c)	12	42.3	(c)

Total impairment charges and fair value adjustments on flight equipment	12		$49.2		44	$238.6		26	$89.7

(a)

Includes charges relating to 11 aircraft that met the criteria to be classified as Flight equipment held for sale, and were reclassified into Flight equipment held for sale. During the year ended December 31, 2013, ten of these aircraft were sold to a third party and one of these aircraft was converted to a finance and sales-type lease.

(b)	Four of the nine aircraft were impaired twice during the period beginning January 1, 2014 and ending May 13, 2014.
(c)

Includes charges relating to four engines for the period beginning January 1, 2014 and ending May 13, 2014, seven engines for the year ended December 31, 2013 and 13 engines for the year ended December 31, 2012.